Income Taxes - Summary of Income Tax Recognized in Profit or Loss (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Current tax
In respect of the current period	$ (395,290)	$ (14,439)